1933 Act File No. 2-57181
                                                      1940 Act File No. 811-2677

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     x
                                                                         ----

      Pre-Effective Amendment No.         ...............................
      Post-Effective Amendment No. 49     ...............................   x
                                  --------                               ----

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.      .....................................................

               Federated Municipal Securities Fund, Inc.
          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                                                (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  x filed the Notice required by that Rule on May 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the
   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                       Proposed
Title of                              Proposed         Maximum
Securities               Amount       Maximum          Aggregate     Amount of
Being                    Being        Offering Price   Offering    Registration
Registered               Registered   Per Unit         Price*          Fee

Shares of
Common Stock
($0.01 par value)        2,038,439    $10.86           $22,137,448     $0.00


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 20,071,909. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 18,033,470. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 2,038,439.

                         CONTENTS OF AMENDMENT

     This Post-Effective Amendment No. 49 to the Registration Statement of Federated Municipal Securities Fund, Inc. is comprised of the following papers and documents:

         1.   The facing sheet to register a definite
              number of shares of common stock, par value $0.01, of Federated Municipal Securities Fund, Inc.;

         2. The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

         3.   Signature page.

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Federated Municipal Securities Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of May, 1997.

               Federated Municipal Securities Fund, Inc.

                  BY:  /s/ S. Elliott Cohan
                       S. Elliott Cohan, Assistant Secretary
                       Attorney in Fact for John F. Donahue
                       May 15, 1997


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                             TITLE                             DATE

By:   /s/ S. Elliott Cohan
      S. Elliott Cohan                 Attorney In Fact           May 15, 1997
      Assistant Secretary              For the Persons
                                       Listed Below

       NAME                             TITLE

John F. Donahue*                       Chairman and Director
                                       (Chief Executive Officer)

J. Christopher Donahue*                President and Director

John W. McGonigle*                     Treasurer (Chief Financial Officer)

Thomas G. Bigley *                     Director

John T. Conroy, Jr.*                   Director

William J. Copeland*                   Director

James E. Dowd*                         Director

Lawrence D. Ellis, M.D.*               Director

Edward L. Flaherty, Jr.*               Director

Peter E. Madden*                       Director

Gregor F. Meyer*                       Director

John E. Murray, Jr.*                   Director

Wesley W. Posvar*                      Director

Marjorie P. Smuts*                     Director


* By Power of Attorney